(Loss)/earnings per share	12 Months Ended
Dec. 31, 2021
Text block [abstract]
(Loss)/earnings per share
18	(Loss)/earnings per share
The calculation of basic (loss)/earnings per share for the year ended December 31, 2021 is based on the loss attributable to equity shareholders of the Company of
RMB 12,106

million (2020: the loss attributable to equity shareholders of the Company of
RMB10,847
million, 2019: the profits attributable to equity shareholders of the Company of
 RMB2,640 million) and the weighted average of 16,201,129,384 shares in issue during the year (2020: 14,056,887,174 shares, 2019: 12,267,172,286 shares).

	2021 million	2020 million	2019 million
Issued ordinary shares at January 1	15,329	12,267	12,267
Effect of issuance of shares	872	1,790	—

Weighted average number of ordinary shares at December 31	16,201	14,057	12,267

The amount of diluted loss per share is the same as basic loss per share as the effect of convertible bonds is anti-dilutive for the year ended December 31, 2021 and for the year ended December 31, 2020.
The amounts of diluted earnings per share are the same as basic earnings per share as there were no dilutive potential ordinary shares in existence for the year ended December 31, 2019.